Significant Accounting Policies (Details) - Schedule of our sales from our product lines - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Significant Accounting Policies (Details) - Schedule of our sales from our product lines [Line Items]
Revenue	$ 89,488,658	$ 71,484,703	$ 65,061,953
Healthcare products [Member]
Significant Accounting Policies (Details) - Schedule of our sales from our product lines [Line Items]
Revenue	30,323,831	45,389,702	$ 65,061,953
Online store [Member]
Significant Accounting Policies (Details) - Schedule of our sales from our product lines [Line Items]
Revenue	28,014,109	13,473,626
Internet information and advertising [Member]
Significant Accounting Policies (Details) - Schedule of our sales from our product lines [Line Items]
Revenue	10,538,943	9,245,019
Automobile {[Member]
Significant Accounting Policies (Details) - Schedule of our sales from our product lines [Line Items]
Revenue	$ 20,611,775	$ 3,376,356